Income Tax (Details) - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax [Line Items]
Income tax rate
Statutory corporate income tax rate	[1]	17.00%	17.00%	17.00%
Tax losses carry forwards (in Dollars)		$ 9,175,965	$ 8,637,591	$ 8,596,330
Singapore [Member]
Income Tax [Line Items]
Income tax rate		17.00%	17.00%	17.00%
Indonesia [Member]
Income Tax [Line Items]
Statutory corporate income tax rate		22.00%	22.00%
Income tax rate reduced		19.00%
Cayman Islands [Member]
Income Tax [Line Items]
Statutory corporate income tax rate		0.00%

[1]	The Company has reconciled to the Singapore statutory tax rate of 17% to reflect the location of the Company’s operating activities and rather than reconciling to Cayman Islands statutory tax rate of 0%.